Note 6 - Premises and Equipment (Details) - Major Classifications of Premises and Equipment - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Major Classifications of Premises and Equipment [Abstract]
Land and land improvements	$ 1,943	$ 1,943
Building and leasehold improvements	11,414	11,133
Furniture, fixtures, and equipment	4,853	4,637
	18,210	17,713
Less accumulated depreciation and amortization	8,438	7,733
Total	$ 9,772	$ 9,980